Consolidated Statements of Shareholders' Equity - USD ($)	Total	MGO and HMR	Common Stock No of common shares	Common Stock No of common shares MGO and HMR	Additional Paid-in Capital	Additional Paid-in Capital MGO and HMR	Accumulated Other Comprehensive Income	Retained earnings/(accumulated deficit)
Beginning Balance at Dec. 31, 2022	$ 21,790,068				$ 4,225,265		$ 1,383,854	$ 16,180,949
Dividends declared and paid	(25,000,000)							(25,000,000)
Net income (loss) for the year	19,554,198							19,554,198
Foreign currency translation	66,109						66,109
Ending Balance at Dec. 31, 2023	16,410,375				4,225,265		1,449,963	10,735,147
Issuance of common shares/ capital stock, shares			100
Net income (loss) for the year	1,913,451							1,913,451
Foreign currency translation	(108,416)						(108,416)
Ending Balance, Shares at Dec. 31, 2024			100
Ending Balance at Dec. 31, 2024	18,215,410				4,225,265		1,341,547	12,648,598
Dividends declared and paid	(8,000,000)							(8,000,000)
Conversion of shares due to business combination			(100)
Issuance of common shares/ capital stock, shares			215,272	57,123,798
Issuance of common shares/ capital stock	279,347	$ 14,258,460	$ 215	$ 57,124	279,132	$ 14,201,336
Fair value of the earnout shares to be issued (Note 14)	3,917,767				3,917,767
Stock-based compensation (Note 21), Shares			1,070,753
Stock-based compensation (Note 21)	4,962,819		$ 1,071		4,961,748
Issuance costs (Note 19)	(279,347)				(279,347)
Net income (loss) for the year	(22,561,132)							(22,561,132)
Foreign currency translation	(84,338)						(84,338)
Ending Balance, Shares at Dec. 31, 2025			58,409,823
Ending Balance at Dec. 31, 2025	$ 10,708,986		$ 58,410		$ 27,305,901		$ 1,257,209	$ (17,912,534)